Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2040 Portfolio - VIP Investor Freedom 2040 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847